OTHER PROVISIONS AND LIABILITIES - Other Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Mar. 31, 2016	Oct. 27, 2015
Disclosure of other provisions [line items]
Payables on social security and taxes other than income tax	$ 17.4	$ 15.8
Other provisions	396.0	353.3
Current portion	106.8	56.7	[1]
Non-current portion	289.2	296.6	[1]
Provision for repatriation taxes payable
Disclosure of other provisions [line items]
Other provisions	23.8	22.9
Provision for taxes
Disclosure of other provisions [line items]
Other provisions	21.9	25.6
Other provisions and liabilities
Disclosure of other provisions [line items]
Other provisions	52.2	73.0
Altus minerals corporation | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions	58.5	57.5
Current portion	2.1
Non-current portion	56.4
Sandstorm gold ltd | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions	169.8	158.5
Current portion	14.0
Non-current portion	155.8
Other Customers | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions	$ 52.3	$ 0.0
Cost | Altus minerals corporation | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Deferred income				$ 61.1
Cost | Sandstorm gold ltd | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Deferred income					$ 170.4

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.